Income taxes - Summary of Operations Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Income Tax Disclosure [Abstract]
United Kingdom	$ (13,061)	$ (6,199)	$ (1,898)
United States	(32,194)	(29,137)	(7,946)
Total	$ (45,255)	$ (35,336)	$ (9,844)